Exhibit 99.5

Exception Level

Recovco ID	Redacted Id's	Loan # 1	Client ID	Exception Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation
XXXXXXX	RCKT2120171	XXXXXXX	XXXXXXXX	Credit	Resolved	1	W1DU15ZFR0U-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
The final Loan Application (pages XXX - XXX) reflects 3 creditors with monthly payments and pay history that were not verified by the Credit Report or supplement. The balances and the respective payment amounts to be verified include (balance $XXX - monthly payment $XXX) (balance $XXX - monthly payment $XXX) and (balance $XXX - monthly payment $XXX).

We have a credit monitoring service which identifies any new debts or inquiries the borrower has during the origination process. For 2 of these accounts this service identified them. Below are the screenshots for 2 of them. Also provided here is the Credit Inquiry Explanation Letter completed by the borrower for an inquiry on the credit report prior to the origination process. Please review to clear this condition.

XX/XX/XXXX: Not Cleared. The third account that was identified was not found and we did not receive the inquiry letter from the borrower that is mentions in the response from the client.
XX/XX/XXXX: Cleared.

XX/XX/XXXX: Not Cleared. The third account that was identified was not found and we did not receive the inquiry letter from the borrower that is mentions in the response from the client.
XX/XX/XXXX: Cleared.

XXXXXXX	RCKT2120339	XXXXXXX	XXXXXXXX	Credit	Resolved	1	SIKVFPZU2OR-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
Missing Final CD or Settlement Statement from sale of property home at XXX evidencing Net Proceeds to borrower $XXX. Pg. XXX Settlement Statement provided is not fully executed and no evidence of funds being transferred or wire to an account.
														XX/XX/XXXX: Not Cleared. Please provide the evidence of funds being transferred or wire to an account. XX/XX/XXXX: Cleared.	XX/XX/XXXX: Not Cleared. Please provide the evidence of funds being transferred or wire to an account. XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120084	XXXXXXX	XXXXXXXX	Credit	Resolved	1	EK4IBFTSK3U-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
The applicable guidelines (page XXX of XXX) state that a Verification of Employment must be completed within 10 days prior to the closing date. The loan closed XX/XX/XXXX (page XXX). The Verbal Verification of Employment is dated XX/XX/XXXX (page XXX).

XX/XX/XXXX The clients W2 was not available when the loan went into process. The use of a year end paystub is widely practiced amongst lenders and widely accepted. Please clear this exception as it is not valid
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120032	XXXXXXX	XXXXXXXX	Credit	Resolved	1	IHN1LK5EJX2-NUWHQML7	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)					XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XXXXXXX	RCKT2120032	XXXXXXX	XXXXXXXX	Credit	Resolved	1	IHN1LK5EJX2-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)					XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XXXXXXX	RCKT2120306	XXXXXXX	XXXXXXXX	Credit	Resolved	1	QJDAEA2SSCZ-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Loan file does not contain CD for sale of IL home.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XXXXXXX	RCKT2120123	XXXXXXX	XXXXXXXX	Compliance	Waived/Accepted by Client	2	CVBZDGJAPPQ-MJ8JCGR2	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl 2)	The Loan Officer NMLS disclosed on the LE issued on XX/XX/XXXX is missing.
XX/XX/XXXX: The loan officer MLS was disclosed on the Final CD and several other loan documents. The Loan Estimate cannot be provided to the client after the first CD so there is no way to cure this but by looking at the Closing
Disclosure we can confirm the NMLS of the banker.
														XX/XX/XXXX - Waived and accepted by client XX/XX/XXXX Because the last revised LE has the defect and it cannot be resolved the rating is EV2. No rebuttal response required. .	XX/XX/XXXX - Waived and accepted by client XX/XX/XXXX Because the last revised LE has the defect and it cannot be resolved the rating is EV2. No rebuttal response required. .
XXXXXXX	RCKT2120123	XXXXXXX	XXXXXXXX	Compliance	Waived/Accepted by Client	2	CVBZDGJAPPQ-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 2)
This loan failed the post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX . The PCCD was provided to correct the CCTC table. Per TRID regulation corrected disclosures must be issued no later than 60 days after consummaton. Defect has no cure. No rebuttal response required. This is EV2.
														Waived and accepted by client XX/XX/XXXX as Level 2	Waived and accepted by client XX/XX/XXXX as Level 2
XXXXXXX	RCKT2120413	XXXXXXX	XXXXXXXX	Compliance	Waived/Accepted by Client	2	MKJI24ND54C-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl 2)
This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date XX/XX/XXXX. Per § 1026.19(f)(2)(v)) if the creditor cures a tolerance violation by providing a reimbursement to the consumer the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
														Waived and accepted by client XX/XX/XXXX	Waived and accepted by client XX/XX/XXXX
XXXXXXX	RCKT2120092	XXXXXXX	XXXXXXXX	Compliance	Waived/Accepted by Client	2	Z1CAT1I3T45-6NDA6LM2	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl 2)
The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; because the property is located in AZ model H-9 should have been used.

Waived and accepted by client XX/XX/XXXX - Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

Waived and accepted by client XX/XX/XXXX - Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

XXXXXXX	RCKT2120204	XXXXXXX	XXXXXXXX	Compliance	Waived/Accepted by Client	2	TQCVRIKO51R-6NDA6LM2	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl 2)
The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in NV model H-9 should have been used.

Waived and accepted by client XX/XX/XXXX - Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

Waived and accepted by client XX/XX/XXXX - Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

XXXXXXX	RCKT2120308	XXXXXXX	XXXXXXXX	Compliance	Waived/Accepted by Client	2	KNRDM2NS11I-6NDA6LM2	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl 2)
The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in WA; model H-9 should have been used.

Waived and accepted by client XX/XX/XXXX - Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

Waived and accepted by client XX/XX/XXXX - Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

XXXXXXX	RCKT2120359	XXXXXXX	XXXXXXXX	Compliance	Waived/Accepted by Client	2	TYJJSZHEROS-6NDA6LM2	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl 2)
The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (new advance of money with the same creditor). Model H-8 was provided; because the property is located in WA model H-9 should have been used.

Waived and accepted by client XX/XX/XXXX - Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

Waived and accepted by client XX/XX/XXXX - Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

XXXXXXX	RCKT2120189	XXXXXXX	XXXXXXXX	Compliance	Waived/Accepted by Client	2	GBPHM4GCYGX-6NDA6LM2	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl 2)
The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in Idaho model H-9 should have been used.

Waived and accepted XX/XX/XXXX by client - Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

Waived and accepted XX/XX/XXXX by client - Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

XXXXXXX	RCKT2120279	XXXXXXX	XXXXXXXX	Credit	Resolved	1	KYYZ2ZBGRDR-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The loan Application reflected an outstanding installment loan balance $XXX and a monthly payment of $XXX however the payment was not verified by the Credit Report or by any other document.				XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XXXXXXX	RCKT2120009	XXXXXXX	XXXXXXXX	Credit	Resolved	1	4QBHGRLINR3-ANWMID6Q	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl R)
The file has verification of total assets of $XXX as of XX/XX/XXXX and the borrower required $XXX for reserves. However the 1003 shows the borrowers aquired a new property located at XXX but the CD for that transaction was not provided to confirm the borrowers still had sufficient funds for reserves after the close of that new property.

The other loan has not yet closed. Attached is the CD with the anticipated closing date of XX/XX/XXXX. The most accurate information was used at the time of this loan closing. The borrowers have sufficient reserves. Please review to clear this condition as this meets underwriting guidelines. This will clear both conditions.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XXXXXXX	RCKT2120009	XXXXXXX	XXXXXXXX	Credit	Resolved	1	4QBHGRLINR3-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The file reflects a new Quicken mortgage of $XXX for a property with a partial address of XXX. The file is missing the documentation to support the total PITI payment of $XXX.
The other loan has not yet closed. Attached is the CD with the anticipated closing date of XX/XX/XXXX. The most accurate information was used at the time of this loan closing. The borrowers have sufficient reserves. Please review to clear this condition as this meets underwriting guidelines. This will clear both conditions.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XXXXXXX	RCKT2120405	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	EZB1EC0E0CK-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXXX was not disclosed within 3 days of the application date XX/XX/XXXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.
												LE s provided
XX/XX/XXXX Not cleared. There was no documentation attached to cure the violation. The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXXX was not disclosed within 3 days of the application date XX/XX/XXXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.

XX/XX/XXXX Cleared

XX/XX/XXXX Not cleared. There was no documentation attached to cure the violation. The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXXX was not disclosed within 3 days of the application date XX/XX/XXXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.

XX/XX/XXXX Cleared

XXXXXXX	RCKT2120399	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	SV53EOULCBH-FR16UVJK	QM Points and Fees	* QM Points and Fees (Lvl R)
This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3)). The loan amount is $110260.00 or more and the transaction's total points and fees is $XXX which exceeds 3 percent of the total loan amount of $XXX. The following fees were included in the calculation: Points $XXXProcessing Fee $900.00 and Underwriting Fee $350.00. If Discount Points are bona fide and excludable providing the PAR (undiscounted) rate may cure the violation.
												LOE - Par Rate		XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
XXXXXXX	RCKT2120394	XXXXXXX	XXXXXXXX	Credit	Resolved	1	JORMFC1XBLU-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)
Missing Desktop Analysis to support Value of $1MM. (Pg. 4) Per Lender Guidelines Appraisal requirements for Loan amount less than $XXX. 1 Appraisal required and one CU report with a score between 1-2.5 or Desktop Analysis (DCA). However the CU report indicates a score 2.7. File did not contained additional documentation to support value $XXX.
														XX/XX/XXXX - Exception cleared (CDA supporting value provided)	XX/XX/XXXX - Exception cleared (CDA supporting value provided)
XXXXXXX	RCKT2120409	XXXXXXX	XXXXXXXX	Credit	Resolved	1	51NFC5ZQUDH-W8O59YIL	Final 1003 is Missing	* Final 1003 is Missing (Lvl R)	The final 1003 is not signed by the borrower.				XX/XX/XXXX - Exception cleared	XX/XX/XXXX - Exception cleared
XXXXXXX	RCKT2120270	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	ITYRFFFSWQF-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the Initial LE date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore the increase to the following fees on XX/XX/XXXX did not reset the baseline: Points - Loan Discount Fee Processing Fee Underwriting Fee Appraisal Fee Credit Monitoring Service Credit Report Fee Flood Certification - Initial Fee Flood Certification - Single Charge or Life of Loan Life of Loan Tax Service Tax Certification Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
												Initial LE provided
XX/XX/XXXX Not cleared. The loan failed tolerance because the initial LE is missing. Because the loan failed the Initial LE date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore the increase to the following fees on XX/XX/XXXX did not reset the baseline: Points - Loan Discount Fee Processing Fee Underwriting Fee Appraisal Fee Credit Monitoring Service Credit Report Fee Flood Certification - Initial Fee Flood Certification - Single Charge or Life of Loan Life of Loan Tax Service Tax Certification Fee. The violation may be cured by providing the initial LE.

XX/XX/XXXX Cleared

XX/XX/XXXX Not cleared. The loan failed tolerance because the initial LE is missing. Because the loan failed the Initial LE date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore the increase to the following fees on XX/XX/XXXX did not reset the baseline: Points - Loan Discount Fee Processing Fee Underwriting Fee Appraisal Fee Credit Monitoring Service Credit Report Fee Flood Certification - Initial Fee Flood Certification - Single Charge or Life of Loan Life of Loan Tax Service Tax Certification Fee. The violation may be cured by providing the initial LE.

XX/XX/XXXX Cleared

XXXXXXX	RCKT2120270	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	ITYRFFFSWQF-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.
												Per the attched initial LE was provided XX/XX/XXXX
XX/XX/XXXX Not cleared. The loan failed tolerance because the initial LE (2/11) was not provided. Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured by providing the initial LE.

XX/XX/XXXX Not cleared. The loan failed tolerance because the initial LE (2/11) was not provided. Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured by providing the initial LE.

XXXXXXX	RCKT2120270	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	ITYRFFFSWQF-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.
												Initial LE provided		XX/XX/XXXX Not cleared. The initial LE was not provided. The violation may be cured by providing the initial LE. XX/XX/XXXX Cleared	XX/XX/XXXX Not cleared. The initial LE was not provided. The violation may be cured by providing the initial LE. XX/XX/XXXX Cleared
XXXXXXX	RCKT2120267	XXXXXXX	XXXXXXXX	Credit	Resolved	1	PBUU32ZN1YH-ANWMID6Q	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl R)	Assets were properly documented; however 6 months PITI required reserves totaling $XXX were short $XXX
Response: Required reserves are $XXX. The borrower has $XXX in available assets including
$XXX from the sale of departing residence XXX $XXX XXX $XXX
and $XXX liquidated from XXX account. Reserves appear to be sufficient.

XX/XX/XXXX: Not Cleared. Assets in file total $XXX. They include XXX (inclusive balance of the XX/XXXX XXX Deposit of $XXX) = $XXX+ XXX savings $XXX and proceeds form the sale of the prior home $XXX = $XXX CD bottom line = $XXX = $XXX. 6 mos piti requirements = XXX. Funds are short XXX Write up says there is $XXX in XXX from liquidation; however those funds are counted in the balance of the XXX acct - $XXX.

XX/XX/XXXX: Not Cleared. Assets in file total $XXX They include XXX (inclusive balance of theXX/XXXX XXX Deposit of $XXX) = $XXX+ XXX savings $XXX and proceeds form the sale of the prior home $XXX = $XXX. CD bottom line = $XXX = $XXX 6 mos piti requirements = XXX. Funds are short XXX. Write up says there is $XXX in XXX from liquidation; however those funds are counted in the balance of the XXX acct - $XXX
XX/XX/XXXX: Not Cleared. The asset totals are still $XXX the balance in the XXX account is included in the above numbers and appears to be from the sale of the house. To clarify these balances full statements with the deposits listed would be necessary to follow the trail of the funds.
XX/XX/XXXX: Cleared. Received a print out from the borrowers XXX accts showing that they have a total balance of $XXX in the two accounts. This print out shows below the date of XX/XX/XXXX and it shows a larger deposit less than 50% of the borrowers month income added to this account. This print out follows the account numbers and XXX information in file. Full Bankstatments from this account are in file from XX/XXXX and then there are several print outs that show the funds up to closing.

XX/XX/XXXX: Not Cleared. Assets in file total $XXX. They include XXX (inclusive balance of the XX/XXXX XXX Deposit of $XXX) = $XXX+ XXX savings $XXX and proceeds form the sale of the prior home $XXX = $XXX CD bottom line = $XXX = $XXX. 6 mos piti requirements = XXX. Funds are short XXX Write up says there is $XXX in XXX from liquidation; however those funds are counted in the balance of the XXX acct - $XXX.

XX/XX/XXXX: Not Cleared. Assets in file total $XXX They include XXX (inclusive balance of theXX/XXXX XXX Deposit of $XXX) = $XXX+ XXX savings $XXX and proceeds form the sale of the prior home $XXX = $XXX. CD bottom line = $XXX = $XXX 6 mos piti requirements = XXX. Funds are short XXX. Write up says there is $XXX in XXX from liquidation; however those funds are counted in the balance of the XXX acct - $XXX
XX/XX/XXXX: Not Cleared. The asset totals are still $XXX the balance in the XXX account is included in the above numbers and appears to be from the sale of the house. To clarify these balances full statements with the deposits listed would be necessary to follow the trail of the funds.
XX/XX/XXXX: Cleared. Received a print out from the borrowers XXX accts showing that they have a total balance of $XXX in the two accounts. This print out shows below the date of XX/XX/XXXX and it shows a larger deposit less than 50% of the borrowers month income added to this account. This print out follows the account numbers and XXX information in file. Full Bankstatments from this account are in file from XX/XXXX and then there are several print outs that show the funds up to closing.

XXXXXXX	RCKT2120212	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	WOAIO0QEVWJ-ED8B0OJY	ComplianceEase TRID Tolerance Test Failed #3	* ComplianceEase TRID Tolerance Test Failed #3 (Lvl R)
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the Initial LE date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes. Therefore the decrease to lender credits on XX/XX/XXXX did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely.
														XX/XX/XXXX Not cleared. The missing LEs have not been provided. XX/XX/XXXX Cleared	XX/XX/XXXX Not cleared. The missing LEs have not been provided. XX/XX/XXXX Cleared
XXXXXXX	RCKT2120212	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	WOAIO0QEVWJ-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.
														XX/XX/XXXX Not cleared. The missing LEs have not been provided. XX/XX/XXXX Cleared	XX/XX/XXXX Not cleared. The missing LEs have not been provided. XX/XX/XXXX Cleared
XXXXXXX	RCKT2120195	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	G5VTP34JO5W-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosure was delivered timely.
														XX/XX/XXXX Not cleared. The initial LE has not been provided. XX/XX/XXXX Cleared	XX/XX/XXXX Not cleared. The initial LE has not been provided. XX/XX/XXXX Cleared
XXXXXXX	RCKT2120212	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	WOAIO0QEVWJ-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.
												LEs provided
XX/XX/XXXX Not cleared. The following LEs have not been provided: XX/XX, XX/XX , XX/XX ,XX/XX  and XX/XX . The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.

XX/XX/XXXX Cleared

XX/XX/XXXX Not cleared. The following LEs have not been provided: XX/XX, XX/XX , XX/XX ,XX/XX  and XX/XX . The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.

XX/XX/XXXX Cleared

XXXXXXX	RCKT2120195	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	G5VTP34JO5W-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.
												LE XX/XX/XXXX provided
XX/XX/XXXX Not cleared. The earliest LE provided was issued XX/XX/XXXX. The Evidentiary Doc has an application date of XX/XX/XXXX The loan failed the revised LE delivery date test because the LE XX/XX/XXXX was not provided within 3 days from the application date XX/XX/XXXX. It appears that the initial LE may be missing. The defect may be cured by providing the true initial LE.

XX/XX/XXXX Cleared

XX/XX/XXXX Not cleared. The earliest LE provided was issued XX/XX/XXXX. The Evidentiary Doc has an application date of XX/XX/XXXX The loan failed the revised LE delivery date test because the LE XX/XX/XXXX was not provided within 3 days from the application date XX/XX/XXXX. It appears that the initial LE may be missing. The defect may be cured by providing the true initial LE.

XX/XX/XXXX Cleared

XXXXXXX	RCKT2120135	XXXXXXX	XXXXXXXX	Compliance	Waived/Accepted by Client	2	21DCGK2UQFR-6NDA6LM2	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl 2)
The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in OR model H-9 should have been used.

The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.

XX/XX/XXXX Not cleared. However because the property is located on the 9th circuit the defect is an EV2. No rebuttal response required.

Waived and accepted by client XX/XX/XXXX- Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

XX/XX/XXXX Not cleared. However because the property is located on the 9th circuit the defect is an EV2. No rebuttal response required.

Waived and accepted by client XX/XX/XXXX- Level 2: “The use of the H-8 Model Form allows the borrower the right of full rescission on the credit transaction is substantially similar to the H-9 Model Form includes all material disclosures required by the Truth-in-
Lending Act and Regulation Z and offers more consumer protection. The use of the Model Form H-8 has been upheld in three U.S. Circuits. Only one U.S. Circuit has held the use of the H-8 Model Form was unacceptable and the case is distinguishable on the facts.”

XXXXXXX	RCKT2120181	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	HILD0KUDG4W-GWM0NAOS	ComplianceEase TRID Tolerance Test Failed #2	* ComplianceEase TRID Tolerance Test Failed #2 (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test any values that would change under a valid changed circumstance if the disclosure had been delivered timely will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosure was delivered timely.
												Initial LE provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
XXXXXXX	RCKT2120181	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	HILD0KUDG4W-DADZZYZO	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date XX/XX/XXXX. If a Loan Estimate was given within 3 days of the application the defect can be resolved by providing such disclosure.
												Initial LE provided		XX/XX/XXXX Cleared	XX/XX/XXXX Cleared
XXXXXXX	RCKT2120066	XXXXXXX	XXXXXXXX	Income	Resolved	1	GFHKT2DPUMS-TFI3BVP1	Employment	* Employment Information Incomplete (Lvl R)
The 30 Year Jumbo Guidelines (page XXX) require a Verification of Employment within 10 days prior to the closing date. The Note date is XX/XX/XXXX (page XXX). There are sets of VVOES in the loan file for the borrower (pages XXX, XXX ,XXX and XXX) and for the coborrower (XXX, XXX, XXX and XXX) and all of those VVOEs are dated in early February.
														XX/XX/XXXX: Cleared. VVOE's within 10 business days for both borrowers received.	XX/XX/XXXX: Cleared. VVOE's within 10 business days for both borrowers received.
XXXXXXX	RCKT2120047	XXXXXXX	XXXXXXXX	Credit	Resolved	1	4E11DMY5PXH-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
The applicable guidelines (page XXX of XXX) require a Verification of Employment within 10 days prior to the closing date. The closing date was XX/XX/XXXX (page XXX) the coborrower's Verbal Verification of employment was completed XX/XX/XXXX (page XXX) which exceeds 10 days.

XXX XXX
XX/XX/XXXX: A verification of employment has to be completed not within 10 calendar days but 10 business days in line with Fannie Mae’s guideline for
Verification of employment. Please clear this condition as it is invalid.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120190	XXXXXXX	XXXXXXXX	Credit	Resolved	1	VDKWURXZOEQ-L2B1HTEY	Credit report incomplete	* Credit report incomplete (Lvl R)
Missing Credit supplement showing open debt from XXX disclosed on final Loan application. Originator qualified borrowers with debt from XXX $XXX/$XXX reflected on Final 1003 however not disclosed on Credit Report or supplement Credit Report.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120224	XXXXXXX	XXXXXXXX	Income	Resolved	1	QVYDN14ICZZ-TFI3BVP1	Employment	* Employment Information Incomplete (Lvl R)
There is an offer letter extended to the co borrower for a new job (page XXX) dated XX/XX/XXXX which reflects the annual salary. The hire date was verified as of XX/XX/XXXXX (page XXX). The loan closed on XX/XX/XXXX (page XXX). There is no paystub supporting the coborrowers income at $XXX per month. Guidelines on page XXX state most recent paystub is required.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120355	XXXXXXX	XXXXXXXX	Credit	Resolved	1	LSXURXFY3JE-JLS636HP	Income documentation does not meet guidelines	* Income documentation does not meet guidelines (Lvl R)
Missing the corresponding 1120 S Corporate Return for the K1 that reported income/distribution of $XXX (page XXX). Utilized the Lender qualifying income pending review of the 2018 1120 S return.

In addition the 2019 K1 (page XXX) Item # F does not list the borrower's name on the K1 rather it lists the Corporate entity under item# F. Need an explanation why the K1 does not identify the borrower as the person showing $XXX in ordinary income. Is this due to the borrower's 2 companies combining in 2019.

The Employer Identification Number for the Subchapter S Return on the 2019 1040 Tax Return schedule E and the income amount of $XXX (page XXX) do not match the employer Id # of the Subchapter S Return or the business income of $XXX on the 2019 K1 (page XXX).

The TDXXX appearing on the loan application was not verified by the credit report. Need to verify the term/payment amount of $XXX monthly.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120058	XXXXXXX	XXXXXXXX	Credit	Resolved	1	OL10R5PO00R-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)	Missing most recent pay stub from Borrower 2 from employer with a minimum of 30 days of year-to date earnings. Reflecting base income $XXX/monthly.				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120072	XXXXXXX	XXXXXXXX	Credit	Resolved	1	IXFXMLDMCHG-PH3WIAVD	Income	* Income documentation is incomplete (Lvl R)
The loan file contains 2020 W2's from XXX on page 510 the income portion of the W2 is blank and does not reflect annual wages. Loan Origination to provide 2020 W-2 from XXX reflecting annual wages and year.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120048	XXXXXXX	XXXXXXXX	Credit	Resolved	1	Z5WNFGN12A1-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
The Homeowners Insurance Policy (pages XXX/XXX) showed that the subject was insured for $XXX with an additional replacement cost of 125% for dwelling coverage+ other structures of $XXX = $XXX in coverage. The Homeowners did not cover the loan amount of $XXX and the file did not contain the agents Rebuild cost and the appraisal does not provide a the total estimate of cost-new. Current coverage is not sufficient to meet guidelines.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120049	XXXXXXX	XXXXXXXX	Credit	Resolved	1	3YPF2HZ0TPP-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
The Loan Application (page XXX9) showed that the borrower's PITI expense on the Investment property was $XXX. The mortgage payment of $XXX was verified by the credit report and the mortgage statement on page XXX. Property taxes were verified to be $XXX per month (page XXX) on this investment property there was no information documenting the homeowners insurance premium. In addition the investment property reflected a unit number so it is unclear if there is a homeowners association fee. Need documentation showing that the PITIA payment is $XXX per month.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120125	XXXXXXX	XXXXXXXX	Credit	Resolved	1	IBSTCPIJNXH-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
The Title Commitment reflects an open $XXX Home Equity Line of Credit (page XXX). While there is a Payoff letter in file that shows a -0- balance (page XXX) there is no written instruction from the borrower to terminate the HELOC. The final Title Policy must show that the $XXX HELOC was omitted from the final title policy.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120224	XXXXXXX	XXXXXXXX	Credit	Resolved	1	QVYDN14ICZZ-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
The borrower's 2020 W2 (page XXX) reflects total earnings of $XXX which does not match the wages for the same company as reflected on the Work Number (page XXX) in the amount of $XXX. Additional W2 is missing to validate the Work Number income used for qualification.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120048	XXXXXXX	XXXXXXXX	Credit	Resolved	1	Z5WNFGN12A1-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The loan file did not contain the borrower's 2020 W2 as required per the 30 Year Fixed Rate Jumbo Guidelines (page XXX of 6).				XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120005	XXXXXXX	XXXXXXXX	Credit	Resolved	1	TUH3QBRL4JN-08D7I9DC	Asset Verification insufficient	* Asset Verification insufficient (Lvl R)
Missing Complete Verification of Assets. The funds required to close $XXX However file do not contained evidence of earnest deposit check or wire transfer funds in the amount of $XXX as per Closing Disclosure. In addition required to verify reserves $XXX in assets. Available funds are insufficient by $XXX
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XXXXXXX	RCKT2120210	XXXXXXX	XXXXXXXX	Credit	Resolved	1	2XZ1KLPT30N-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)
The applicable guidelines (page XXX) require W-2 or Written VOE from all employers covering the most recent 24 months. The loan file does not contain a copy of the borrower's 2020 W2 or a Written VOE from his current employer.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XXXXXXX	RCKT2120355	XXXXXXX	XXXXXXXX	Credit	Resolved	1	LSXURXFY3JE-0BLBZVJN	Credit	* Missing Documentation (Lvl R)
There are 2018 2019 and 2020 W2's in the loan file Pages (XXX XXX & XXX) from the same employer that are not associated with any of the borrower's businesses. The 2020 W2 is significant at $XXX (page XXX). There is no explanation regarding this source of income.
														XX/XX/XXXX: Cleared	XX/XX/XXXX: Cleared
XXXXXXX	RCKT2120420	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	IMCYYQTKOPJ-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Loan Officer NMLS disclosed on the LE issued on XX/XX/XXXXX is missing.				XX/XX/XXXX Cleared.	XX/XX/XXXX Cleared.
XXXXXXX	RCKT2120242	XXXXXXX	XXXXXXXX	Credit	Resolved	1	Z2S5NUXQNQI-9MGT4PVG	Missing legal documents for senior or subordinate	* Missing legal documents for senior or subordinate lien (Lvl R)
The subject loan is a Rate/Term Refi with an existing HELOC of $XXX and a monthly payment of $XXX. The Closing Disclosure did not reflect the HELOC as paid in full and the loan file did not contain an executed Subordination Agreement as required.
														XX/XX/XXXX: cleared	XX/XX/XXXX: cleared
XXXXXXX	RCKT2120261	XXXXXXX	XXXXXXXX	Credit	Resolved	1	BBGBKLDN2VR-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	Missing tax and insurance documents for primary residence.		XX/XX/XXXX Primary HOI and XXX Tax bill provided documents		XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120261	XXXXXXX	XXXXXXXX	Credit	Resolved	1	BBGBKLDN2VR-F5KBXJVS	Special information booklet is Missing	* Special information booklet is Missing (Lvl R)
The Home Loan Toolkit is missing. Per Regulation the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date XX/XX/XXXX.

XXX XXX
XX/XX/XXXX
Issue:
* Special information booklet is Missing (Lvl 2)The Home Loan Toolkit is missing. Per Regulation the
Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date XX/XX/XXXX.
Response:
The Loan Disclosure summary confirms receipt of the government disclosures which includes the home loan toolkit.
The government disclosures states that applicants hereby acknowledge receipt of the (1) Loan Estimate
(2) Home Loan Tool Kit (for purchases only) and (3) The Consumer Handbook on Adjustable Rate
Mortgages (if an ARM) in the "Real Estate Settlement Procedures Act & Truth In Lending" portion of the document & the Loan disclosure summary confirms receipt of the government disclosures.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120012	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	L04MNYYEYUI-6NDA6LM2	ROR	* ROR H9 form for the same Lender refinance was missing (Lvl R)
The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in Texas model H-9 should have been used.

XX/XX/XXXX It is Quicken Loans policy and procedure to only reopen rescission when the subject property is located in district 3. This home is located in district 5 the use of the H8 form is acceptable.
														XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120268	XXXXXXX	XXXXXXXX	Credit	Resolved	1	SSSKDOFTFVL-0BLBZVJN	Credit	* Missing Documentation (Lvl R)	The Credit Report reflects an Alert to verify to verify the identity before extending credit. The loan file did not contain the verification of clearance for the credit alert as required.		XX/XX/XXXX Idenity Verification and Ackowledgment Certification		XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120216	XXXXXXX	XXXXXXXX	Credit	Resolved	1	DFZJZEVPQ1P-JH48LW86	VVOE > 10 days prior to Note date	* VVOE > 10 days prior to Note date (Lvl R)	Missing a VVOE for Borrower 1 dated within 10 days of the subject closing on XX/XX/XXXX (Pg XXX) the VVOE in the file was dated XX/XX/XXXX (Pg XXX).		XX/XX/XXXX Document received to clear condition tranaction history ReCert VOE by XXX		XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120242	XXXXXXX	XXXXXXXX	Insurance	Resolved	1	Z2S5NUXQNQI-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
The subject loan amount is $XXX and the HomeOwners Insurance dwelling coverage totals $XXX. The appraisal did not reflect an estimated cost and the loan file did not contain a replacement cost estimate; therefore the dwelling coverage for the Homeowners Insurance is not sufficient.
												XX/XX/XXXX Resolved - RCE document located in file to clear condition		XX/XX/XXXX: Cleared.	XX/XX/XXXX: Cleared.
XXXXXXX	RCKT2120310	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	JEN552YCOJE-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD copy of the refund and proof of delivery (mailing label).
												COC provided
XXXXXXX	RCKT2120319	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	NCGOD3XJ1OL-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD copy of the refund and proof of delivery (mailing label).
												COC provided
XXXXXXX	RCKT2120204	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	TQCVRIKO51R-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD copy of the refund and proof of delivery (mailing label).
												COC XX/XX/XXXX provided
XXXXXXX	RCKT2120035	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	FAWQDSRMSK0-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on XX/XX/XXXX was not accepted. Although the change appears to be valid because a COC was not provided auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund the following documents are required: LOE to consumer(s) PCCD copy of the refund and proof of delivery (mailing label).
												:
XXXXXXX	RCKT2120154	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	ZHE3Q0YMLH5-A4FROFQC	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	Violation addressed under a separate category.
XXXXXXX	RCKT2120212	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	WOAIO0QEVWJ-A4FROFQC	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	Violation addressed under a separate category.
XXXXXXX	RCKT2120270	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	ITYRFFFSWQF-A4FROFQC	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	Violation addressed under a separate category.
XXXXXXX	RCKT2120310	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	JEN552YCOJE-A4FROFQC	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	Violation addressed under a separate category.
XXXXXXX	RCKT2120353	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	5KVAVONGUBK-A4FROFQC	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	Violation addressed under a separate category.
XXXXXXX	RCKT2120359	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	TYJJSZHEROS-A4FROFQC	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	Violation addressed under a separate category.
XXXXXXX	RCKT2120413	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	MKJI24ND54C-A4FROFQC	ComplianceEase Exceptions Test Failed	* ComplianceEase Exceptions Test Failed (Lvl R)	Violation addressed under a separate category.
XXXXXXX	RCKT2120154	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	ZHE3Q0YMLH5-TRKLWKHN	ComplianceEase Risk Indicator is "Moderate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	Violation addressed under a separate category.
XXXXXXX	RCKT2120270	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	ITYRFFFSWQF-TRKLWKHN	ComplianceEase Risk Indicator is "Moderate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	No issue
XXXXXXX	RCKT2120303	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	0QAC4C5RLWF-TRKLWKHN	ComplianceEase Risk Indicator is "Moderate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	Violation addressed under another category.
XXXXXXX	RCKT2120310	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	JEN552YCOJE-TRKLWKHN	ComplianceEase Risk Indicator is "Moderate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	No issue
XXXXXXX	RCKT2120319	XXXXXXX	XXXXXXXX	Compliance	Resolved	1	NCGOD3XJ1OL-TRKLWKHN	ComplianceEase Risk Indicator is "Moderate"	* ComplianceEase Risk Indicator is "Moderate" (Lvl R)	Violation addressed under a separate category.
XXXXXXX	RCKT2120014	XXXXXXX	XXXXXXXX	Eligibility	Resolved	1	5Q04VI230ME-11IQM43Q	DTI Ratio does not meet eligibility requirement(s)	* DTI (Back) Ratio does not meet eligibility requirement(s) (Lvl R)	Review 47.181% DTI versus origination of 42.997% due to lower review income $XXX versus $XXX origination. Exceeded the maximum allowed 43% DTI.
XXXXXXX	RCKT2120048	XXXXXXX	XXXXXXXX	Insurance	Resolved	1	Z5WNFGN12A1-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)
XXXXXXX	RCKT2120051	XXXXXXX	XXXXXXXX	Insurance	Resolved	1	S44VH4VYUIM-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Missing evidence of homeowner’s insurance reflecting the mortgagee clause as updated to the subject lender (Pg XXX) a mortgagee clause change request form was in the file (Pg XXX).
XXXXXXX	RCKT2120216	XXXXXXX	XXXXXXXX	Insurance	Resolved	1	DFZJZEVPQ1P-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Missing evidence of insurance with the mortgagee clause updated to the subject lender (Pg XXX) a mortgagee clause update request form was in the file (Pg XXX).
XXXXXXX	RCKT2120218	XXXXXXX	XXXXXXXX	Insurance	Resolved	1	A5S35ZZXDIN-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Missing evidence of insurance with the mortgagee clause updated to the subject lender (Pg XXX) a mortgagee clause update request form was in the file (Pg XXX).
XXXXXXX	RCKT2120221	XXXXXXX	XXXXXXXX	Insurance	Resolved	1	Q5TG2VUZIUL-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Missing evidence of insurance with the subject lender as mortgagee. (Pg XXX)